Fees Summary	Mar. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 851,000,000.00
Previously Paid Amount	13,810.00
Total Fee Amount	117,523.10
Total Offset Amount	0.00
Net Fee	$ 103,713.10